Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	11.10%	5.46%	4.68%
* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.60%	9.82%	7.42%
* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP Blended Benchmark[3] (reflects no deduction for fees, expenses or taxes)	13.86%	7.34%	5.86%
* * *
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	14.03%	8.27%	6.97%
* * *
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	18.05%	10.89%	8.63%
* * *
Transamerica BlackRock Tactical Allocation VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
* * *
Transamerica Goldman Sachs 70/30 Allocation VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception
Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.97%	9.57%
[2]
The Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark consists of the following: 49% Russell 3000® Index; 18.9% MSCI EAFE Index; 2.1% MSCI Emerging Markets Index; and 30% Bloomberg US Aggregate Bond Index.

* * *
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	14.06%	7.20%	5.76%
* * *
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	11.57%	5.50%	4.70%
* * *
Transamerica Goldman Sachs Managed Risk – Growth ETF VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Growth ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	18.57%	10.19%	7.67%
* * *
Transamerica International Focus VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
* * *
Transamerica JPMorgan International Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index ex‑U.S. Index (reflects no deduction for fees, expenses or taxes)	18.60%	9.02%	4.85%
* * *
Transamerica JPMorgan Tactical Allocation VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	10.06%	4.30%	3.93%
[2]
The Transamerica JP Morgan Tactical Allocation VP Blended Benchmark consists of the following: 75% Bloomberg US Aggregate Bond Index.; and 25% MSCI World Index. Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of 75% Bloomberg Barclays US Aggregate Bond Index; 20% Russell 3000® Index; and 5% MSCI EAFE Index.

* * *
Transamerica MSCI EAFE Index VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	6.25%	5/1/2017
* * *
Transamerica TSW International Equity VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica JPMorgan Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica JPMorgan Tactical Allocation VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	10.06%	4.30%	3.93%
[2]
The Transamerica JP Morgan Tactical Allocation VP Blended Benchmark consists of the following: 75% Bloomberg US Aggregate Bond Index.; and 25% MSCI World Index. Prior to September 30, 2017, the Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consisted of 75% Bloomberg Barclays US Aggregate Bond Index; 20% Russell 3000® Index; and 5% MSCI EAFE Index.

* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica International Focus VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica International Focus VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica TSW International Equity VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica TSW International Equity VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica JPMorgan International Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica JPMorgan International Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index ex‑U.S. Index (reflects no deduction for fees, expenses or taxes)	18.60%	9.02%	4.85%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica Goldman Sachs Managed Risk-Balanced ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	14.06%	7.20%	5.76%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica Goldman Sachs Managed Risk-Growth ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica Goldman Sachs Managed Risk – Growth ETF VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Growth ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	18.57%	10.19%	7.67%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica BlackRock Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock Tactical Allocation VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica Goldman Sachs Managed Risk-Conservative ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	11.57%	5.50%	4.70%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	11.10%	5.46%	4.68%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.60%	9.82%	7.42%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP Blended Benchmark[3] (reflects no deduction for fees, expenses or taxes)	13.86%	7.34%	5.86%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	14.03%	8.27%	6.97%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	18.05%	10.89%	8.63%
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica MSCI EAFE Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica MSCI EAFE Index VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	6.25%	5/1/2017
* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024

Transamerica Goldman Sachs 70/30 Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Conservative VP	Balanced ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate Growth VP	Conservative ETF VP
Transamerica BlackRock iShares Active Asset Allocation –	Transamerica Goldman Sachs Managed Risk –
Moderate VP	Growth ETF VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica International Focus VP
Balanced VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica BlackRock iShares Dynamic Allocation –	Transamerica JPMorgan Tactical Allocation VP
Moderate Growth VP	Transamerica MSCI EAFE Index VP
Transamerica BlackRock Tactical Allocation VP	Transamerica TSW International Equity VP
Transamerica Goldman Sachs 70/30 Allocation VP
Supplement to the Currently Effective Prospectus and Summary Prospectuses
* * *
The following supplements and supersedes certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
* * *
Transamerica Goldman Sachs 70/30 Allocation VP
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception
Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.97%	9.57%
[2]
The Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark consists of the following: 49% Russell 3000® Index; 18.9% MSCI EAFE Index; 2.1% MSCI Emerging Markets Index; and 30% Bloomberg US Aggregate Bond Index.

* * *
Investors Should Retain this Supplement for Future Reference
July 2, 2024